                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01228

                        Van Kampen Growth and Income Fund
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 11/30

Date of reporting period: 8/31/07
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Item 1. Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN GROWTH AND INCOME FUND
PORTFOLIO OF INVESTMENTS - AUGUST 31, 2007 (UNAUDITED)

                                                                              NUMBER OF
  DESCRIPTION                                                                   SHARES           VALUE
  ---------------------------------------------------------------------------------------------------------
  COMMON STOCKS  93.4%
  AEROSPACE & DEFENSE  1.4%
  Raytheon Co. ....................................................           2,455,100     $   150,595,834
                                                                                            ---------------

  AUTOMOBILE MANUFACTURERS  0.7%
  Honda Motor Co., Ltd. - ADR (Japan) .............................           2,177,000          71,666,840
                                                                                            ---------------

  BIOTECHNOLOGY  0.4%
  Applera Corp. - Applied Biosystems Group ........................           1,423,900          45,009,479
                                                                                            ---------------

  BROADCASTING & CABLE TV  1.5%
  Comcast Corp., Class A (a) ......................................           6,064,600         158,225,414
                                                                                            ---------------

  COMMUNICATIONS EQUIPMENT  2.1%
  Alcatel-Lucent  - ADR (France) ..................................          14,494,100         158,710,395
  Cisco Systems, Inc. (a) .........................................           2,114,400          67,491,648
                                                                                            ---------------
                                                                                                226,202,043
                                                                                            ---------------
  COMPUTER HARDWARE  0.4%
  Hewlett-Packard Co. .............................................             949,800          46,872,630
                                                                                            ---------------

  DIVERSIFIED CHEMICALS  4.1%
  Bayer AG - ADR (Germany) ........................................           4,527,200         357,875,160
  Du Pont (E.I.) de Nemours & Co. .................................           1,627,700          79,350,375
                                                                                            ---------------
                                                                                                437,225,535
                                                                                            ---------------
  DRUG RETAIL  0.3%
  Rite Aid Corp. (a) ..............................................           5,326,600          27,005,862
                                                                                            ---------------

  ELECTRIC UTILITIES  4.8%
  American Electric Power Co., Inc. ...............................           4,388,200         195,187,136
  Entergy Corp. ...................................................           2,008,500         208,120,770
  FirstEnergy Corp. ...............................................           1,796,900         110,401,536
                                                                                            ---------------
                                                                                                513,709,442
                                                                                            ---------------
  GOLD  1.1%
  Newmont Mining Corp. ............................................           2,803,800         118,488,588
                                                                                            ---------------

  HEALTH CARE EQUIPMENT  1.2%
  Boston Scientific Corp. (a) .....................................           4,871,300          62,498,779



  Covidien, Ltd. (Bermuda) (a) ....................................           1,609,275          64,097,423
                                                                                            ---------------
                                                                                                126,596,202
                                                                                            ---------------
  HOME IMPROVEMENT RETAIL  1.1%
  Home Depot, Inc. ................................................           2,979,600         114,148,476
                                                                                            ---------------

  HOUSEHOLD PRODUCTS  1.6%
  Kimberly-Clark Corp. ............................................             773,200          53,111,108
  Procter & Gamble Co. ............................................           1,805,500         117,917,205
                                                                                            ---------------
                                                                                                171,028,313
                                                                                            ---------------
  HOUSEWARES & SPECIALTIES  0.5%
  Fortune Brands, Inc. ............................................             305,837          25,411,996
  Newell Rubbermaid, Inc. .........................................             993,100          25,612,049
                                                                                            ---------------
                                                                                                 51,024,045
                                                                                            ---------------
  HYPERMARKETS & SUPER CENTERS  2.7%
  Wal-Mart Stores, Inc. ...........................................           6,523,200         284,607,216
                                                                                            ---------------

  INDUSTRIAL CONGLOMERATES  5.4%
  General Electric Co. ............................................           7,318,800         284,481,756
  Siemens AG - ADR (Germany) ......................................           1,619,700         202,948,410
  Tyco International, Ltd. (Bermuda) ..............................           2,010,675          88,791,408
                                                                                            ---------------
                                                                                                576,221,574
                                                                                            ---------------
  INSURANCE BROKERS  2.1%
  Marsh & McLennan Cos., Inc. .....................................           8,523,500         227,151,275
                                                                                            ---------------

  INTEGRATED OIL & GAS  5.6%
  ConocoPhillips ..................................................           1,966,680         161,051,425
  Exxon Mobil Corp. ...............................................           1,391,100         119,259,003
  Occidental Petroleum Corp. ......................................           2,182,600         123,731,594
  Royal Dutch Shell PLC, Class A - ADR (United
     Kingdom) .....................................................           2,475,500         191,479,925
                                                                                            ---------------
                                                                                                595,521,947
                                                                                            ---------------
  INTEGRATED TELECOMMUNICATION SERVICES  5.4%
  Embarq Corp. ....................................................           1,050,073          65,545,557
  France Telecom - ADR (France) ...................................           3,039,200          92,148,544
  Sprint Nextel Corp. .............................................           7,788,897         147,365,931
  Verizon Communications, Inc. ....................................           6,539,014         273,853,906
                                                                                            ---------------
                                                                                                578,913,938
                                                                                            ---------------



  INTERNET SOFTWARE & SERVICES  1.1%
  Yahoo!, Inc. (a) ................................................           5,094,400         115,795,712
                                                                                            ---------------

  INVESTMENT BANKING & BROKERAGE  0.8%
  Charles Schwab Corp. ............................................           4,279,200          84,728,160
                                                                                            ---------------

  LIFE & HEALTH INSURANCE  0.5%
  Aegon N.V. (Netherlands) ........................................           2,605,500          47,472,210
                                                                                            ---------------

  MANAGED HEALTH CARE  0.8%
  Cigna Corp. .....................................................           1,657,800          85,675,104
                                                                                            ---------------

  MOVIES & ENTERTAINMENT  4.5%
  Time Warner, Inc. ...............................................          14,293,700         271,294,426
  Viacom, Inc., Class B (a) .......................................           5,285,800         208,577,668
                                                                                            ---------------
                                                                                                479,872,094
                                                                                            ---------------
  MULTI-LINE INSURANCE  1.0%
  Hartford Financial Services Group, Inc. .........................           1,168,940         103,930,455
                                                                                            ---------------

  OIL & GAS EQUIPMENT & SERVICES   1.4%
  Schlumberger, Ltd. (Netherlands Antilles) .......................           1,589,940         153,429,210
                                                                                            ---------------

  OIL & GAS EXPLORATION & PRODUCTION  0.4%
  Devon Energy Corp. ..............................................             489,700          36,879,307
                                                                                            ---------------

  OIL & GAS STORAGE & TRANSPORTATION  0.6%
  Williams Cos., Inc. .............................................           1,891,700          58,642,700
                                                                                            ---------------

  OTHER DIVERSIFIED FINANCIAL SERVICES  6.2%
  Bank of America Corp. ...........................................           2,040,703         103,422,828
  Citigroup, Inc. .................................................           5,416,400         253,920,832
  JPMorgan Chase & Co. ............................................           6,657,382         296,386,647
                                                                                            ---------------
                                                                                                653,730,307
                                                                                            ---------------
  PACKAGED FOODS & MEATS  4.7%
  Cadbury Schweppes PLC - ADR (United Kingdom) ....................           2,963,200         139,951,936
  ConAgra Foods, Inc. .............................................           2,168,500          55,752,135
  Kraft Foods, Inc., Class A ......................................           3,761,177         120,583,335
  Unilever N.V. (Netherlands) .....................................           6,019,800         183,904,890
                                                                                            ---------------
                                                                                                500,192,296
                                                                                            ---------------



  PERSONAL PRODUCTS  0.5%
  Estee Lauder Co., Inc., Class A .................................           1,227,600          51,055,884
                                                                                            ---------------

  PHARMACEUTICALS  13.7%
  Abbott Laboratories .............................................           4,763,600         247,278,476
  Bristol-Myers Squibb Co. ........................................           7,520,400         219,219,660
  Eli Lilly & Co. .................................................           3,891,400         223,171,790
  Novartis AG - ADR (Switzerland) .................................             633,200          33,337,980
  Pfizer, Inc. ....................................................           3,278,400          81,435,456
  Roche Holdings, Inc. - ADR (Switzerland) ........................           1,424,000         123,744,034
  Sanofi Aventis - ADR (France) ...................................             935,000          38,288,250
  Schering-Plough Corp. ...........................................          10,712,700         321,595,254
  Wyeth ...........................................................           3,726,800         172,550,840
                                                                                            ---------------
                                                                                              1,460,621,740
                                                                                            ---------------
  PROPERTY & CASUALTY INSURANCE  4.1%
  Chubb Corp. .....................................................           2,973,600         152,040,168
  Travelers Cos., Inc. ............................................           3,640,686         184,000,271
  XL Capital Ltd., Class A (Cayman Islands) .......................           1,327,200         101,132,640
                                                                                            ---------------
                                                                                                437,173,079
                                                                                            ---------------
  REGIONAL BANKS  1.6%
  Fifth Third Bancorp .............................................           2,014,000          71,879,660
  PNC Financial Services Group, Inc. ..............................           1,394,200          98,109,854
                                                                                            ---------------
                                                                                                169,989,514
                                                                                            ---------------
  RESTAURANTS  0.6%
  McDonald's Corp. ................................................           1,330,600          65,532,050
                                                                                            ---------------

  SEMICONDUCTORS  1.4%
  Intel Corp. .....................................................           3,510,300          90,390,225
  Micron Technology, Inc. (a) .....................................           5,512,200          63,114,690
                                                                                            ---------------
                                                                                                153,504,915
                                                                                            ---------------
  SOFT DRINKS  1.9%
  Coca-Cola Co. ...................................................           3,774,500         202,992,610
                                                                                            ---------------

  SPECIALTY STORES  0.5%
  Office Depot, Inc. (a) ..........................................           2,272,032          55,551,182
                                                                                            ---------------

  SYSTEMS SOFTWARE  1.2%
  Symantec Corp. (a) ..............................................           6,521,300         122,665,653
                                                                                            ---------------



  THRIFTS & MORTGAGE FINANCE  2.2%
  Federal Home Loan Mortgage Corp. ................................           3,856,100         237,574,321
                                                                                            ---------------

  TOBACCO  1.3%
  Altria Group, Inc. ..............................................           1,953,000         135,557,730
                                                                                            ---------------

  TOTAL COMMON STOCKS  93.4% .........................................................        9,932,780,886
                                                                                            ---------------

  INVESTMENT COMPANIES  0.7%
  iShares MSCI Japan Index Fund ...................................           5,679,400          79,909,158
                                                                                            ---------------

  TOTAL LONG-TERM INVESTMENTS  94.1%
    (Cost $8,117,492,068) .............................................................      10,012,690,044
                                                                                            ---------------

  SHORT-TERM INVESTMENTS  5.7%
  REPURCHASE AGREEMENTS  4.1%
  Banc of America Securities ($145,775,635 par collateralized by U.S.
     Government obligations in a pooled cash account, interest rate of 5.30%,
     dated 08/31/07, to be sold on 09/04/07 at $145,861,480) ..........................         145,775,635
  Citigroup Global Markets, Inc. ($129,578,342 par collateralized by U.S.
     Government obligations in a pooled cash account, interest rate of 5.25%,
     dated 08/31/07, to be sold on 09/04/07 at $129,653,929) ..........................         129,578,342
  State Street Bank & Trust Co. ($157,380,023 par collateralized by U.S.
     Government obligations in a pooled cash account, interest rate of 4.83%,
     dated 08/31/07, to be sold on 09/04/07 at $157,464,484) ..........................         157,380,023
                                                                                            ---------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $432,734,000) .................................................................         432,734,000
                                                                                            ---------------

  UNITED STATES GOVERNMENT AGENCY OBLIGATIONS  1.6%
  Federal Home Loan Bank Discount Notes ($170,000,000 par, yielding
     4.261%, 09/04/07% maturity) ......................................................         169,940,500
                                                                                            ---------------

  TOTAL SHORT-TERM INVESTMENTS  5.7%
    (Cost $602,674,500) ...............................................................         602,674,500
                                                                                            ---------------

  TOTAL INVESTMENTS  99.8%
    (Cost $8,720,166,568) .............................................................      10,615,364,544

  OTHER ASSETS IN EXCESS OF LIABILITIES  0.2% .........................................          18,498,766
                                                                                            ---------------

  NET ASSETS  100.0% ..................................................................     $10,633,863,310
                                                                                            ===============


Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare income dividends.

ADR - American Depositary Receipt

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Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Growth and Income Fund


By: /s/ Ronald E. Robison
    --------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: October 18, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: October 18, 2007


By: /s/ Stuart N. Schuldt
    ---------------------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: October 18, 2007